BUSINESS ACQUISITIONS AND DISPOSALS - Pro forma results of operations (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Companies acquired in 2016
Pro forma:
Net revenues			₽ 435,694
Net income			48,465
Revenue of acquired entities since acquisition			1
Net income (loss) of acquired entities since acquisition			₽ (15)
Companies acquired in 2017
Pro forma:
Net revenues		₽ 443,178
Net income		55,881
Revenue of acquired entities since acquisition		37
Net income (loss) of acquired entities since acquisition		₽ (105)
Companies acquired in 2018
Pro forma:
Net revenues	₽ 491,936
Net income	8,194
Revenue of acquired entities since acquisition	13,261
Net income (loss) of acquired entities since acquisition	₽ 615